Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data

16. Quarterly Financial Data (Unaudited)

Unaudited summarized financial data by quarter for 2012 and 2011 (in millions, except per share amounts):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012
Operating revenues	$6,037	$6,452	$6,429	$5,937
Operating income (loss)	(89)	142	51	3
Net earnings (loss)	(1,660)	(241)	(238)	263
Earnings (loss) per share:
Basic	(4.95)	(0.72)	(0.71)	0.78
Diluted	(4.95)	(0.72)	(0.71)	0.69
2011
Operating revenues	$5,533	$6,114	$6,376	$5,956
Operating income (loss)	(232)	(78)	39	(783)
Net earnings (loss)	(436)	(286)	(162)	(1,095)
Earnings (loss) per share:
Basic	(1.31)	(0.85)	(0.48)	(3.27)
Diluted	(1.31)	(0.85)	(0.48)	(3.27)

The Company’s fourth quarter 2012 performance reflects restructuring charges and special items consisting of $361 million of severance related charges and write off of lease hold improvements on aircraft and at airport facilities that were rejected during the Chapter 11 process and a $280 million benefit from a settlement of a commercial dispute. The second and third quarters of 2012 reflect $106 million and $211 million of such items, respectively.

The Company’s fourth quarter 2011 performance reflects restructuring charges and special items consisting of $768 million, including $725 million related to the impairment of certain aircraft and gates and a $43 million revenue reduction as a result of a decrease in the breakage assumption related to the AAdvantage frequent flier liability.

The first quarter 2011 results include a loss of $31 million in non-recurring non-cash charges related to certain sale/leaseback transactions.